Fair Value Measurements - (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account		$ 230,012,623		$ 230,012,623		$ 230,254,149
Change in fair value of derivative warrant liabilities	$ 0	1,138,000	$ (2,279,000)	3,523,000	$ (5,198,670)	(7,583,670)
Fair value assets level 1 to level 2 transfers		0		0
Fair value assets level 2 to level 1 transfers		0		0
Fair value assets transferred into (out of) level 3				0
Fair Value, Net Asset (Liability)	$ 0
Measured on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets level 1 to level 2 transfers						0
Fair value assets level 2 to level 1 transfers						0
Fair value assets transferred into (out of) level 3						0
Measured on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account		230,012,623		230,012,623
Assets held in Trust Account						230,254,149
Measured on a recurring basis | Level 1 | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account						230,253,395
Measured on a recurring basis | Level 1 | Cash equivalents - money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account						754
Measured on a recurring basis | Level 1 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		9,257,500		9,257,500		11,212,500
Measured on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account						0
Measured on a recurring basis | Level 2 | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account						0
Measured on a recurring basis | Level 2 | Cash equivalents - money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account						0
Measured on a recurring basis | Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account						0
Measured on a recurring basis | Significant Other Unobservable Inputs (Level 3) | U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account						0
Measured on a recurring basis | Significant Other Unobservable Inputs (Level 3) | Cash equivalents - money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account						0
Measured on a recurring basis | Significant Other Unobservable Inputs (Level 3) | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities		$ 6,010,670		$ 6,010,670		$ 7,578,670